Parent Company Statements - Narrative (Details) - Parent Company - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income taxes	$ 3,300	$ 4,400	$ 4,130
Undistributed earnings, restricted from transfer as dividends	$ 282,600	$ 259,700